Loans Receivable (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans on Non-Accrual Status
Total non-accrual loans	$ 74,884,000	$ 89,656,000
Troubled debt restructuring, non-accrual	18,244,000	17,875,000
Troubled debt restructurings, non-accrual, held-for-sale	2,499,000
CRE non-owner occupied [Member]
Loans on Non-Accrual Status
Total non-accrual loans	5,298,000
Commercial [Member] | Commercial and industrial, held-for-Sale [Member]
Loans on Non-Accrual Status
Total non-accrual loans	1,114,000
Commercial [Member] | CRE owner occupied, held-for-sale [Member]
Loans on Non-Accrual Status
Total non-accrual loans	3,223,000
Commercial [Member] | Commercial Properties [Member]
Loans on Non-Accrual Status
Total non-accrual loans	589,000
Commercial [Member] | Commercial and industrial [Member]
Loans on Non-Accrual Status
Total non-accrual loans	12,156,000	6,501,000
Commercial [Member] | CRE owner occupied [Member]
Loans on Non-Accrual Status
Total non-accrual loans	14,957,000	32,579,000
Commercial [Member] | CRE non-owner occupied [Member]
Loans on Non-Accrual Status
Total non-accrual loans	5,305,000	9,873,000
Commercial [Member] | Land and development [Member]
Loans on Non-Accrual Status
Total non-accrual loans	20,897,000	32,088,000
Consumer [Member] | Home equity lines of credit [Member]
Loans on Non-Accrual Status
Total non-accrual loans	3,714,000	3,620,000
Consumer [Member] | Home equity term loans [Member]
Loans on Non-Accrual Status
Total non-accrual loans	1,226,000	1,246,000
Consumer [Member] | Residential real estate [Member]
Loans on Non-Accrual Status
Total non-accrual loans	5,747,000	2,522,000
Consumer [Member] | Other [Member]
Loans on Non-Accrual Status
Total non-accrual loans	$ 658,000	$ 1,227,000